Derivatives and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2012
Contract Amounts Of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps And Commodity Futures

The contract amounts of foreign exchange contracts, cross currency swaps, interest rate swaps and commodity futures at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Forward:
To sell foreign currencies	339,271	397,580
To buy foreign currencies	376,075	225,444
Cross currency swaps	123,586	47,668
Interest rate swaps	—	31,170
Commodity futures:
To sell commodity	156,458	128,411
To buy commodity	170,101	160,483